Stock-based Compensation (Weighted Average Fair Values, Assumptions in Valuation Models for Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock-Based Compensation
Weighted average fair value per option	$ 2.41	$ 1.7
Expected term	6 years	6 years
Risk-free interest rate	1.82%	2.13%
Expected dividend yield	5.10%	5.69%
Expected volatility	14.32%	13.71%